Inventories and contracts in progress (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories and contracts in progress
Raw materials	€ 7,975	€ 6,246	€ 4,974
Work in progress	4,626	2,383	1,766
Finished goods	2,837	2,171	2,554
Contracts in progress	643	495	749
Total inventories and contracts in progress	€ 16,081	€ 11,295	€ 10,043